Related-Party Transactions (Tables)	9 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Schedule of due to (from) affiliates
	September 30, 2020	December 31, 2019
Due to IRG Member	$986,089	$6,257,840
Due to IRG Affiliate	140,116	145,445
Due to M. Klein	-	500,000
Due to Related Party Advances	-	5,800,000
Due to PFHOF	1,114,901	6,630,305
Total	$2,241,106	$19,333,590

Schedule of other liabilities
	September 30, 2020	December 31, 2019
Activation fund reserves	$4,212,101	$2,876,149
Deferred revenue	645,848	90,841
Preferred stock dividend payable	-	717,286
Total	$4,857,949	$3,684,276